STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (592,765)	$ (39,389)	$ (421,194)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned in trust account	(38,657)		(1,556)
Due to related party	5,483	(201,957)
Prepaid expenses and other assets	40,698		(108,198)
Accounts payable accrued expenses	350,849	2,455
Accounts payable			106,058
Franchise tax Payable	(5,200)	7,700	20,800
Net cash used in operating activities	(239,592)	(231,191)	(404,091)
Cash Flows from Investing Activities:
Cash remitted to Trust Account		(50,000,000)	(50,911,960)
Proceeds from Trust Account to pay franchise tax	32,633
Net cash provided by (used in) investing activities	32,633	(50,000,000)	(50,911,960)
Cash Flows from Financing Activities:
Proceeds from sale of private units			2,068,240
Proceeds from initial public offering		50,000,000	50,911,960
Proceeds from issuance of common stock to Sponsor			25,000
Payment of underwriter compensation		(1,000,000)	(1,018,240)
Proceeds from issuance of insider shares to the initial stockholders		25,000
Proceeds from issuance of promissory note to related party		200,000
Proceeds from sale of private units		2,050,000
Payment of offering costs		(411,681)
Payment of offering costs			(411,681)
Proceeds from Sponsor note			200,000
Repayment of promissory note		(75,000)	(200,000)
Net cash provided by financing activities		50,788,319	51,575,279
Net change in cash	(206,959)	557,128	259,228
Cash, beginning of the period	259,228
Cash, end of the period	52,269	557,128	259,228
Supplemental Disclosure of Cash Flow Information:
Cash remitted to Trust Account for term extension	509,120
Deferred underwriting compensation	1,527,358	1,500,000	1,527,358
Representative shares issued and charged to offering costs		$ 250,000	$ 254,560